THE ADVISORS' INNER CIRCLE FUND


                                      LOGO
                                VALUE EQUITY FUND
                                [GRAPHIC OMITTED]


                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                              AS OF APRIL 30, 1999

                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 1999                                                       (Unaudited)

                                                 Market
                                                  Value
LSV VALUE EQUITY FUND                Shares       (000)
-------------------------------------------------------
COMMON STOCK (98.0%)
AEROSPACE & DEFENSE (3.1%)
   Alliant Techsystems*                 630      $   52
   Cordant Technologies               1,400          65
   Litton Industries*                   990          62
   United Technologies                1,120         162
                                                 ------
                                                    341
                                                 ------
AIR TRANSPORTATION (2.4%)
   Alaska Airgroup*                   1,300          57
   America West Holdings, Cl B*       2,560          53
   Delta Air Lines                    2,250         143
   US Air Group*                        100           5
                                                 ------
                                                    258
                                                 ------
AUTOMOTIVE (6.7%)
   Arvin Industries                   1,500          55
   Ford Motor                         3,780         242
   General Motors                     2,360         210
   Navistar International*            3,440         180
   Ryder Systems                      1,800          47
                                                 ------
                                                    734
                                                 ------
BANKS (11.6%)
   Amsouth Bancorp                    3,500         166
   Bancwest                           1,180          47
   Chase Manhattan                    2,580         213
   Dime Bancorp                       2,150          50
   Fleet Financial Group              1,280          55
   Golden West Financial              1,700         170
   Greenpoint Financial               3,900         137
   J.P. Morgan                        1,300         175
   Pacific Century Financial          3,920          85
   PNC                                2,870         166
                                                 ------
                                                  1,264
                                                 ------
BUILDING & CONSTRUCTION (3.8%)
   Centex                             1,800          66
   Fleetwood Enterprises              1,700          42
   Lafarge                            1,840          62
   Lone Star Industries               2,210          79
   Owens Corning                      1,590          57
   Pulte                              4,720         107
                                                 ------
                                                    413
                                                 ------
BUSINESS SERVICES (1.6%)
   Comdisco                           4,520         119
   Harris                             1,700          59
                                                 ------
                                                    178
                                                 ------
CHEMICALS (2.3%)
   Dow Chemicals                      1,380         181
   W.R. Grace & Company*                 70          65
                                                 ------
                                                    246
                                                 ------

                                                 Market
                                                  Value
                                      Shares      (000)
-------------------------------------------------------
COMPUTERS & SERVICES (4.1%)
   Apple Computer*                    2,660      $  122
   IBM                                  890         186
   NCR*                               1,000          41
   Unisys*                            3,200         101
                                                 ------
                                                    450
                                                 ------
CONTAINERS & PACKAGING (1.1%)
   Ball                               2,100         115
                                                 ------
DRUGS (1.1%)
   Schering-Plough                    2,500         121
                                                 ------
ELECTRICAL SERVICES (9.9%)
   DTE Energy                         2,820         115
   Eastern Utilities Association      1,600          46
   Edison International               2,800          69
   Energy East                        4,700         124
   FPL Group                            900          51
   OGE Energy                         2,170          51
   PECO Energy                        2,700         128
   PG&E 5,070                           157
   PP&L Resources                     3,080          86
   Public Service Company of
     New Mexico                       2,910          52
   Public Service Enterprise Group    3,500         140
   Reliant Energy                     1,900          54
                                                 ------
                                                  1,073
                                                 ------
FINANCIAL SERVICES (4.8%)
   Bear Stearns                       3,480         162
   Countrywide Credit Industries      2,550         116
   Financial Security Assurance
     Holdings                         1,510          86
   Lehman Brothers Holdings             800          44
   Painewebber Group                  2,400         113
                                                 ------
                                                    521
                                                 ------
FOOD, BEVERAGE & TOBACCO (2.3%)
   Earthgrains                        2,430          51
   IBP                                5,220         106
   Ralcorp Holdings*                  2,800          51
   Universal                          1,600          41
                                                 ------
                                                    249
                                                 ------
HOUSEHOLD FURNITURE & FIXTURES (0.5%)
   Furniture Brands International*    2,230          56
                                                 ------
HOUSEHOLD PRODUCTS (3.1%)
   Maytag                             2,380         163
   Premark International              1,960          72
   Whirlpool                          1,500         100
                                                 ------
                                                    335
                                                 ------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                          THE ADVISORS' INNER CIRCLE FUND
April 30, 1999                                                       (Unaudited)
                                                 Market
                                                  Value
LSV VALUE EQUITY FUND (concluded)     Shares      (000)
-------------------------------------------------------
INDUSTRIAL (1.3%)
   Rockwell International             2,770     $   143
                                                -------
INSURANCE (8.2%)
   Aetna                                570          50
   Allstate                           3,130         114
   American General                   1,490         110
   Cigna                              1,650         144
   Hartford Financial Services
     Group                            2,850         168
   Lincoln National                   1,280         123
   Old Republic International         2,600          51
   Transamerica                         620          44
   Travelers Property Casualty        2,700          93
                                                -------
                                                    897
                                                -------
LEASING & RENTING (0.5%)
   Xtra                               1,240          51
                                                -------
MACHINERY (2.3%)
   Briggs & Stratton                  1,940         128
   Cummins Engine                     1,300          70
   NACCO Industries, Cl A               700          57
                                                -------
                                                    255
                                                -------
MEDICAL PRODUCTS (1.4%)
   Mallinckrodt                       4,430         155
                                                -------
PETROLEUM REFINING (4.4%)
   Ashland                            1,610          68
   Exxon                              2,680         223
   Phillips Petroleum                 2,720         138
   Sunoco                             1,380          49
                                                -------
                                                    478
                                                -------
PRINTING & PUBLISHING (1.3%)
   Knight-Ridder                        970          52
   Lexmark International Group, Cl A*   700          86
                                                -------
                                                    138
                                                -------
RETAIL (5.1%)
   Darden Restaurants                 6,440         144
   Dayton Hudson                      1,210          81
   Kmart*                             7,500         112
   Longs Drug Stores                  1,600          55
   Ruddick                            2,500          44
   Sears Robuck                       1,070          49
   Shopko Stores                      1,900          65
                                                -------
                                                    550
                                                -------
SPECIALTY MACHINERY (0.6%)
   Tecumseh Products                  1,000          61
                                                -------
STEEL & STEEL WORKS (2.3%)
   AK Steel Holding                   4,380         114
   Alcoa                              1,180          73
   Nucor                              1,100          65
                                                -------
                                                    252
                                                -------

                                     Shares/     Market
                                  Face Amount     Value
                                     (000)        (000)
-------------------------------------------------------
TELEPHONES & TELECOMMUNICATION (10.3%)
   Ameritech                          3,680     $   252
   AT&T                               2,745         139
   Bell Atlantic                      5,520         247
   Sprint                             1,940         199
   United States Cellular             2,930         139
   US WEST                            2,860         150
                                                -------
                                                  1,126
                                                -------
TRANSPORTATION SERVICES (0.5%)
   GATX                               1,480          51
                                                -------
WHOLESALE (1.4%)
   BJ's Wholesale Club*               1,900          50
   Supervalu                          5,060         106
                                                -------
                                                    156
                                                -------
TOTAL COMMON STOCK
   (Cost $9,244)                                 10,667
                                                -------

REPURCHASE AGREEMENT (1.9%)
   Morgan Stanley
     4.50%, dated 04/30/99, matures
     05/03/99, repurchase price
     $206,495 (collateralized by
     U.S. Treasury Bill, 07/29/99,
     market value $211,740)          $  206         206
                                                -------
TOTAL REPURCHASE AGREEMENT
   (Cost $206)                                      206
                                                =======

TOTAL INVESTMENTS (99.9%)
   (Cost $9,450)                                 10,873
                                                -------
OTHER ASSETS AND LIABILITIES, NET (0.1%)              6
                                                -------

NET ASSETS:
   Portfolio Shares
     (unlimited authorization -- no par value)
     based on 1,001,606 outstanding
     shares of beneficial interest                9,503
   Undistributed Net Investment Income                9
   Accumulated Net Realized Loss
     on Investments                                 (56)
   Net Unrealized Appreciation
     on Investments                               1,423
                                                -------
TOTAL NET ASSETS (100.0%)                       $10,879
                                                =======

   Net Asset Value, Offering and Redemption
     Price Per Share                             $10.86
                                                 ======

*NON-INCOME PRODUCING SECURITY
Cl -- Class


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                          THE ADVISORS' INNER CIRCLE FUND
For the one-month period ended April 30, 1999.(1)                    (Unaudited)

                                                                         LSV
                                                                    VALUE EQUITY
                                                                       FUND(1)
                                                                    ------------
                                                                       3/31/99
                                                                     TO 4/30/99
                                                                        (000)
--------------------------------------------------------------------------------
Investment Income:
   Dividend Income..................................................   $  14
   Interest ........................................................       2
--------------------------------------------------------------------------------
     Total Investment Income........................................      16
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ........................................       5
   Investment Advisory Fee Waiver ..................................      (5)
   Reimbursements by Advisor........................................      (6)
   Administrative Fees .............................................       6
   Professional Fees ...............................................       2
   Transfer Agent Fees .............................................       2
   Printing Fees ...................................................       1
   Organizational Fees .............................................       2
--------------------------------------------------------------------------------
   Total Expenses, Net .............................................       7
--------------------------------------------------------------------------------
       Net Investment Income .......................................       9
--------------------------------------------------------------------------------
   Net Realized Loss from Securities Sold ..........................     (56)
   Net Change in Unrealized Appreciation of Investment Securities ..   1,423
--------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments ...............   1,367
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting From Operations ............  $1,376
================================================================================
(1) LSV Value Equity Fund commenced operations on March 31, 1999.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS               THE ADVISORS' INNER CIRCLE FUND
For the period ended April 30, 1999.                                 (Unaudited)

                                                                         LSV
                                                                    VALUE EQUITY
                                                                       FUND(1)
                                                                   -------------
                                                                       3/31/99
                                                                     TO 4/30/99
                                                                        (000)
--------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ............................................. $     9
   Net Realized Loss from Securities Sold ............................     (56)
   Net Change in Unrealized Appreciation of Investment Securities ....   1,423
--------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations.............   1,376
--------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income .............................................     --
   Realized Capital Gains ............................................     --
--------------------------------------------------------------------------------
     Total Distributions..............................................     --
--------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued .......................................   9,503
   Reinvestment of Cash Distributions ................................      --
   Cost of Shares Redeemed ...........................................      --
--------------------------------------------------------------------------------
     Increase in Net Assets Derived from Capital Share Transactions ..   9,503
--------------------------------------------------------------------------------
       Total Increase in Net Assets ..................................   9,503
--------------------------------------------------------------------------------
Net Assets:
   Beginning of Period ...............................................      --
--------------------------------------------------------------------------------
   End of Period ..................................................... $10,879
--------------------------------------------------------------------------------
Shares Issued and Redeemed:
   Issued ............................................................   1,002
   Issued in Lieu of Cash Distributions ..............................      --
   Redeemed ..........................................................      --
--------------------------------------------------------------------------------
   Net Increase in Share Transactions.................................   1,002
================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

(1) LSV Value Equity Fund commenced operations on March 31, 1999.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                             THE ADVISORS' INNER CIRCLE FUND
For a Share Outstanding Throughout Each Period                       (Unaudited)
For the period ended April 30, 1999







          Net                         Realized and        Net                      Net
         Asset                         Unrealized        Asset                    Assets         Ratio
         Value            Net           Gains or         Value                     End        of Expenses
       Beginning      Investment      (Losses) on         End        Total      of Period     to Average
       of Period        Income         Securities      of Period     Return       (000)       Net Assets
       ---------     ------------     ------------     ---------     ------     ---------     ----------
----------------
LSV EQUITY VALUE
----------------
1999(1)  $10.00          0.01             0.85          $10.86       8.60%+      $10,879         0.90%*


                                                   Ratio
                              Ratio                of Net
             Ratio         of Expenses           Investment
             of Net         to Average            Income to
           Investment       Net Assets           Average Net
             Income          (Excluding        Assets (Excluding     Portfolio
           to Average       Waivers and          Waivers and         Turnover
           Net Assets     Reimbursements)      Reimbursements)         Rate
           ----------     ---------------     -----------------     ---------
----------------
LSV EQUITY VALUE
----------------
1999(1)      1.07%*            2.30%*               (0.33)%*           5.33%

 * Annualized
 + Total return is for the period indicated and has not been annualized.
(1) The LSV Value Equity Fund commenced operations on March 31,1999.

The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                   THE ADVISORS' INNER CIRCLE FUND
April 30, 1999                                                      (Unaudited)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with nine portfolios. The financial statements herein are those of the LSV Value Equity Fund (the "Fund"). The financial statements of the remaining portfolios are not presented herein. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

     EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund on the basis of relative daily net assets compared to the aggregate daily net assets of the Trust.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to Shareholders at least annually.

     Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. These reclassifications have no effect on net assets or net asset value.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ORGANIZATIONAL COSTS AND TRANSACTIONS WITH AFFILIATES:

Organizational costs have been capitalized by the Trust and are being amortized over twelve months commencing with the start-up. In the event the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Portfolio will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

NOTES TO FINANCIAL STATEMENTS (concluded)       THE ADVISORS' INNER CIRCLE FUND
April 30, 1999                                                      (Unaudited)

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of .10% of the Funds first $100 million of average daily net assets;
 .08% of the next $100 million of average daily net assets; and .07% of the Fund's average daily net assets over $200 million. there is a minimum annual fee of $75,000 per fund and $15,000 per additional class.

DST Systems Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Fund.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Fund and LSV Asset Management Co. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to .55% of the average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of .90% of the average daily net assets. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.

First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended April 30, 1999 are as follows:

                                       LSV VALUE EQUITY
                                         FUND (000)
                                       ----------------
Purchases
  U.S. Government .....................     $   --
  Other ...............................      9,869
Sales
  U.S. Government .....................     $   --
  Other ...............................        569

At April 30, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at April 30, 1999, is as follows:

                                       LSV VALUE EQUITY
                                         FUND (000)
                                       ----------------
Aggregate gross unrealized
  appreciation ........................    $1,644
Aggregate gross unrealized
  depreciation ........................      (221)
                                           ------
Net unrealized appreciation ...........    $1,423
                                           ======

[BEGIN BOUNDING BOX]
     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     LSV Value Equity Fund

     ADVISER:
     LSV Asset Management

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Mutual Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT PUBLIC ACCOUNTANTS:
     Arthur Andersen LLP

LSV-F-003-01

[END BOUNDING BOX]